Debt (Components Of Debt) (Details) (USD $)			12 Months Ended		12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Five-Year Revolving Credit Line Due June 2016 [Member]	Dec. 31, 2010 Five-Year Revolving Credit Line Due June 2016 [Member]	Dec. 31, 2011 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2010 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2009 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2011 6.0% Notes Due October 1, 2015 [Member]	Dec. 31, 2010 6.0% Notes Due October 1, 2015 [Member]	Jul. 06, 2009 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2011 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2010 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]
Debt Instrument [Line Items]
Long-term Debt, Face			$ 0	$ 0	$ 135,200,000	$ 140,700,000		$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 1,200,000	$ 1,300,000
Long-term Debt, Carrying Value			0	0	135,400,000	141,100,000		249,800,000	249,700,000		249,500,000	249,400,000	1,200,000	1,300,000
Long-term Debt, excluding current maturities, Face Value	636,400,000	642,000,000
Long-term Debt, excluding current maturities, Carrying Value	$ 635,900,000	$ 641,500,000
Interest rate of debt instrument, percentage					4.60%	4.60%	4.60%	6.00%			8.95%
Maturity date of debt instrument			Jun. 21, 2016		Jul. 01, 2013			Oct. 01, 2015		Jul. 01, 2017	Jul. 01, 2017